Other reserves (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other reserves.
Total share based payments reserve	€ 41	€ 31	€ 31
Total cash flow hedge reserve	€ 31	€ 1,295	€ 211